Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Communication Services (6.3%)
	Alphabet Inc. Class A	10,260,930	1,942,394
	Alphabet Inc. Class C	5,999,820	1,142,606
*	Baidu Inc. ADR	7,004,141	590,519
	Walt Disney Co.	4,530,205	504,438
	Meta Platforms Inc. Class A	259,850	152,145
	T-Mobile US Inc.	331,370	73,143
*	Spotify Technology SA	155,960	69,774
*	Netflix Inc.	75,100	66,938
*	Charter Communications Inc. Class A	193,600	66,360
*	Live Nation Entertainment Inc.	494,010	63,974
	Universal Music Group NV	838,908	21,459
*	Altice USA Inc. Class A	4,710,800	11,353
	Comcast Corp. Class A	51,000	1,914
	Nintendo Co. Ltd.	17,500	1,019
			4,708,036
Consumer Discretionary (12.1%)
*	Tesla Inc.	5,133,520	2,073,121
	Sony Group Corp. ADR	62,975,600	1,332,564
	Ross Stores Inc.	7,574,250	1,145,757
	Alibaba Group Holding Ltd. ADR	12,377,917	1,049,524
	TJX Cos. Inc.	7,402,700	894,320
*	Amazon.com Inc.	3,769,750	827,045
*,1	Mattel Inc.	24,949,838	442,361
	Royal Caribbean Cruises Ltd.	1,837,947	423,996
[1]	Whirlpool Corp.	3,129,832	358,303
	Bath & Body Works Inc.	3,480,714	134,947
	eBay Inc.	1,177,560	72,950
*	Burlington Stores Inc.	217,700	62,058
*	Flutter Entertainment plc	210,942	54,544
*	Carnival Corp.	2,054,065	51,187
	Newell Brands Inc.	5,025,000	50,049
	Marriott International Inc. Class A	97,000	27,057
*	MGM Resorts International	540,000	18,711
*	Ulta Beauty Inc.	21,000	9,134
*	Victoria's Secret & Co.	116,933	4,843
			9,032,471
Consumer Staples (0.6%)
	Sysco Corp.	3,251,101	248,579
*	Dollar Tree Inc.	2,219,700	166,344
*	US Foods Holding Corp.	267,513	18,047
	Altria Group Inc.	293,600	15,352
	Tyson Foods Inc. Class A	115,000	6,606
	Walmart Inc.	58,800	5,313
			460,241
Energy (2.0%)
	Hess Corp.	4,758,761	632,963
	Exxon Mobil Corp.	3,675,827	395,409
	ConocoPhillips	2,283,100	226,415
	EOG Resources Inc.	1,523,200	186,714
*	Transocean Ltd. (XNYS)	17,429,773	65,361
	Schlumberger NV	131,400	5,038
			1,511,900
Financials (7.7%)
	Wells Fargo & Co.	17,446,177	1,225,419
	JPMorgan Chase & Co.	3,432,700	822,852
	Visa Inc. Class A	2,328,400	735,868
	Raymond James Financial Inc.	4,289,373	666,268
	Marsh & McLennan Cos. Inc.	2,520,516	535,383

Vanguard® PRIMECAP Fund
		Shares	Market Value ($000)
	Bank of America Corp.	6,878,432	302,307
*	PayPal Holdings Inc.	3,015,456	257,369
	Charles Schwab Corp.	3,032,714	224,451
	Northern Trust Corp.	2,053,900	210,525
	Progressive Corp.	822,190	197,005
	Mastercard Inc. Class A	308,300	162,342
	CME Group Inc.	632,768	146,948
	Citigroup Inc.	1,795,000	126,350
	Fidelity National Information Services Inc.	934,000	75,439
			5,688,526
Health Care (27.6%)
	Eli Lilly & Co.	10,229,234	7,896,969
*	Boston Scientific Corp.	25,286,774	2,258,615
	Amgen Inc.	8,328,337	2,170,698
	AstraZeneca plc ADR	25,509,938	1,671,411
*,1	Biogen Inc.	9,095,721	1,390,918
	Thermo Fisher Scientific Inc.	1,548,807	805,736
	Novartis AG ADR	7,502,105	730,030
	Bristol-Myers Squibb Co.	12,584,180	711,761
[2]	GSK plc ADR	17,916,100	605,923
*	BioMarin Pharmaceutical Inc.	7,165,088	470,961
*	BeiGene Ltd. ADR	2,305,190	425,792
	Roche Holding AG	919,045	256,971
	Zimmer Biomet Holdings Inc.	2,188,800	231,203
*	Elanco Animal Health Inc. (XNYS)	18,978,939	229,835
	Stryker Corp.	337,400	121,481
	Agilent Technologies Inc.	731,416	98,258
	CVS Health Corp.	2,140,220	96,074
	Abbott Laboratories	656,750	74,285
*	Edwards Lifesciences Corp.	618,900	45,817
	Sanofi SA ADR	893,000	43,069
	Medtronic plc	505,810	40,404
*	IQVIA Holdings Inc.	201,059	39,510
[3]	Siemens Healthineers AG	721,300	38,090
	Alcon AG	431,300	36,613
*	Waters Corp.	33,361	12,376
	UnitedHealth Group Inc.	9,615	4,864
	Sandoz Group AG	106,200	4,353
	Danaher Corp.	12,402	2,847
	Humana Inc.	10,076	2,556
*	Zimvie Inc.	27,100	378
			20,517,798
Industrials (14.2%)
	FedEx Corp.	8,401,858	2,363,695
	Siemens AG (Registered)	7,688,011	1,499,121
*	United Airlines Holdings Inc.	12,053,203	1,170,366
	Southwest Airlines Co.	25,166,178	846,087
	Delta Air Lines Inc.	11,241,500	680,111
	Airbus SE	3,497,566	560,068
*	American Airlines Group Inc.	28,926,713	504,193
	Caterpillar Inc.	1,197,390	434,365
	TransDigm Group Inc.	309,316	391,990
	Union Pacific Corp.	1,275,000	290,751
	Textron Inc.	3,531,000	270,086
	United Parcel Service Inc. Class B (XNYS)	1,928,970	243,243
*	Alaska Air Group Inc.	3,278,200	212,263
	Otis Worldwide Corp.	1,517,260	140,513
	General Dynamics Corp.	485,800	128,003
	Carrier Global Corp.	1,799,000	122,800
	Norfolk Southern Corp.	471,500	110,661
	JB Hunt Transport Services Inc.	515,900	88,044
	CSX Corp.	1,988,800	64,179
	nVent Electric plc	859,000	58,549
*	Boeing Co.	271,300	48,020
	Rockwell Automation Inc.	165,500	47,298
	Honeywell International Inc.	197,930	44,710
	RTX Corp.	376,870	43,611
*	Lyft Inc. Class A	3,209,900	41,408
	L3Harris Technologies Inc.	189,000	39,743

Vanguard® PRIMECAP Fund
		Shares	Market Value ($000)
	Deere & Co.	73,700	31,227
	AMETEK Inc.	170,200	30,680
	Ryanair Holdings plc ADR	602,522	26,264
*	WillScot Holdings Corp.	722,300	24,161
*	Uber Technologies Inc.	199,150	12,013
			10,568,223
Information Technology (27.2%)
	Microsoft Corp.	5,968,680	2,515,799
	KLA Corp.	3,250,730	2,048,350
	Micron Technology Inc.	23,726,274	1,996,803
	Texas Instruments Inc.	10,306,662	1,932,602
	NVIDIA Corp.	14,379,280	1,930,993
*	Adobe Inc.	4,118,557	1,831,440
	Oracle Corp.	8,597,770	1,432,732
	Intel Corp.	47,369,660	949,762
	NetApp Inc.	7,423,818	861,757
	Intuit Inc.	1,007,900	633,465
	Analog Devices Inc.	2,482,550	527,443
	Apple Inc.	1,810,000	453,260
	HP Inc.	13,636,666	444,964
	QUALCOMM Inc.	2,519,456	387,039
	Hewlett Packard Enterprise Co.	15,956,022	340,661
	Telefonaktiebolaget LM Ericsson ADR	32,151,769	259,143
	Cisco Systems Inc.	4,371,279	258,780
	Corning Inc.	3,811,800	181,137
	Entegris Inc.	1,791,122	177,429
	Applied Materials Inc.	919,000	149,457
*	Autodesk Inc.	464,200	137,204
	Teradyne Inc.	957,900	120,619
	Marvell Technology Inc.	1,086,500	120,004
*	Palo Alto Networks Inc.	629,200	114,489
	Broadcom Inc.	435,930	101,066
	Infineon Technologies AG	2,869,741	93,673
	Salesforce Inc.	198,300	66,298
*	Western Digital Corp.	700,000	41,741
*	Okta Inc.	476,500	37,548
*	Gartner Inc.	71,100	34,446
	Dell Technologies Inc. Class C	273,900	31,564
	Jabil Inc.	214,500	30,867
*	Keysight Technologies Inc.	179,500	28,833
*	Fortinet Inc.	69,450	6,562
*	Unity Software Inc.	200,000	4,494
*	Arista Networks Inc.	16,000	1,768
*	Nice Ltd. ADR	2,250	382
*	RingCentral Inc. Class A	8,000	280
			20,284,854
Materials (1.0%)
	Glencore plc	40,748,825	179,465
	Albemarle Corp.	1,873,794	161,296
	DuPont de Nemours Inc.	1,934,456	147,502
	Linde plc	246,300	103,119
	Freeport-McMoRan Inc.	2,213,966	84,308
	Corteva Inc.	921,250	52,474
	Dow Inc.	856,050	34,353
			762,517
Total Common Stocks (Cost $24,424,464)			73,534,566

Vanguard® PRIMECAP Fund
		Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.466% (Cost $1,019,339)	10,196,420	1,019,642
Total Investments (100.0%) (Cost $25,443,803)			74,554,208
Other Assets and Liabilities—Net (0.0%)			(28,507)
Net Assets (100%)			74,525,701
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,783,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $38,090,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $22,544,000 was received for securities on loan.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	70,825,803	2,708,763	—	73,534,566
Temporary Cash Investments	1,019,642	—	—	1,019,642
Total	71,845,445	2,708,763	—	74,554,208

Vanguard® PRIMECAP Fund
D.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Biogen Inc.	1,779,413	4,989	18,300	(10,658)	(364,526)	—	—	1,390,918
Mattel Inc.	479,314	—	3,881	(487)	(32,585)	—	—	442,361
Vanguard Market Liquidity Fund	1,542,020	NA1	NA1	22	(69)	11,298	—	1,019,642
Whirlpool Corp.	335,748	—	979	(279)	23,813	5,491	—	358,303
Total	4,136,495	4,989	23,160	(11,402)	(373,367)	16,789	—	3,211,224
1	Not applicable—purchases and sales are for temporary cash investment purposes.